Compensatory Equity Incentive Plan and Other Equity Incentives (Details)	Jun. 30, 2016 shares
Award shares, authorized	4,315,625
Award shares, outstanding	2,131,055
Available for issuance	1,529,523
Amended and Restated Omnibus Incentive Plan [Member]
Award shares, authorized	3,915,625
Award shares, outstanding	2,131,055
Available for issuance	1,139,429
Employee Stock Purchase Plan [Member]
Award shares, authorized	400,000
Available for issuance	390,094